FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade payables (Details) - Trade accounts payable and accrued liabilities - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 221,464	$ 285,486
1 – 30 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	179,521	222,332
31 – 60 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	27,514	32,246
61 – 90 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	7,732	17,836
Over 90 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 6,697	$ 13,072